Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon AMT-Free Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.50%	0.93%	2.37%
BNY Mellon AMT-Free Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	1.08%	2.07%
BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	2.11%	3.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	2.13%	3.17%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.49%	2.09%	3.08%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.49%	2.07%	3.07%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	2.20%	3.07%
BNY Mellon AMT-Free Municipal Bond Fund | Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	2.25%	3.03%
BNY Mellon High Yield Municipal Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	0.34%	3.35%
BNY Mellon High Yield Municipal Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	0.50%	3.04%
BNY Mellon High Yield Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.44%	1.53%	4.08%
BNY Mellon High Yield Municipal Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	1.56%	4.09%
BNY Mellon High Yield Municipal Bond Fund | Class Z
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	1.41%	3.95%
BNY Mellon High Yield Municipal Bond Fund | Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	1.41%	3.94%
BNY Mellon High Yield Municipal Bond Fund | Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.91%	1.93%	4.03%
BNY Mellon High Yield Municipal Bond Fund | Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	2.25%	3.03%